Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices

Stock options are not used in the mix of awards granted to our directors or named executive officers. We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards. We have not timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
Stock options are not used in the mix of awards granted to our directors or named executive officers. We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards. We have not timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Equity Granting Practices

Stock options are not used in the mix of awards granted to our directors or named executive officers. We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards. We have not timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false